United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord	Alan Goldberg
One State Farm Plaza	Bell, Boyd & Lloyd LLC
Bloomington, Illinois 61710-0001	Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2005

Date of reporting period: 08/31/2005

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (98.30%)
Agriculture, Foods, & Beverage (7.99%)
Archer-Daniels-Midland Co.	3,477,500	$78,278,525
Campbell Soup Co.	92,000	2,704,800
Kellogg Co.	930,000	42,156,900
McCormick & Co. Inc.	428,600	14,533,826
PepsiCo Inc.	586,100	32,147,585
Sysco Corp.	664,300	22,174,334
The Coca-Cola Co.	888,500	39,094,000
The Hershey Co.	226,400	13,377,976

		244,467,946

Banks (7.02%)
AmSouth Bancorporation	333,637	8,781,326
Bank of America Corp.	628,936	27,063,116
Fifth Third Bancorp	191,000	7,909,310
M&T Bank Corp.	179,700	19,159,614
Northern Trust Corp.	144,000	7,176,960
Popular Inc.	1,660,632	45,434,892
SunTrust Banks Inc.	334,600	23,515,688
Wells Fargo & Co.	1,268,400	75,622,008

		214,662,914

Building Materials & Construction (2.44%)
Vulcan Materials Co.	1,039,200	74,666,520

Chemicals (5.95%)
Air Products & Chemicals Inc.	830,000	45,982,000
E.I. du Pont de Nemours and Co.	496,104	19,630,835
International Flavors & Fragrances Inc.	561,000	20,252,100
Sigma-Aldrich Corp.	1,375,000	85,800,000
The Dow Chemical Co.	243,000	10,497,600

		182,162,535

Computer Software & Services (3.82%)
Automatic Data Processing Inc.	149,000	6,369,750
Check Point Software Technologies Ltd. (a)	129,850	2,929,416
Microsoft Corp.	3,235,500	88,652,700
SAP AG	111,200	18,916,615

		116,868,481

Computers (4.27%)
Hewlett-Packard Co.	3,019,400	83,818,544
International Business Machines Corp.	580,000	46,759,600

		130,578,144

Consumer & Marketing (5.02%)
AptarGroup Inc.	190,800	9,488,484
Colgate-Palmolive Co.	436,300	22,905,750
Nestle SA ADR	456,800	31,942,791
The Gillette Co.	661,800	$35,651,166
The Procter & Gamble Co.	809,600	44,916,608
Unilever NV ADR	125,446	8,680,863

		153,585,662

Electronic/Electrical Mfg. (7.91%)
Agilent Technologies Inc. (a)	548,071	17,625,963
Applied Materials Inc.	902,800	16,530,268
Emerson Electric Co.	189,300	12,736,104
General Electric Co.	2,921,700	98,198,337
Intel Corp.	2,247,800	57,813,416
KLA-Tencor Corp.	247,200	12,547,872
Linear Technology Corp.	703,200	26,672,376

		242,124,336

Financial Services (4.59%)
Citigroup Inc.	1,485,633	65,026,156
MBNA Corp.	837,675	21,109,410
Wachovia Corp.	1,091,900	54,180,078

		140,315,644

Health Care (15.16%)
Abbott Laboratories	413,800	18,674,794
Biomet Inc.	3,487,500	128,653,875
Eli Lilly & Co.	997,000	54,854,940
Johnson & Johnson	2,481,600	157,308,624
Medtronic Inc.	135,800	7,740,600
Merck & Co. Inc.	675,700	19,075,011
Pfizer Inc.	3,047,300	77,614,731

		463,922,575

Machinery & Manufacturing (6.16%)
3M Co.	497,000	35,361,550
Caterpillar Inc.	843,400	46,800,266
HNI Corp.	1,439,200	82,969,880
Illinois Tool Works Inc.	276,100	23,269,708

		188,401,404

Media & Broadcasting (4.03%)
Reuters Group PLC ADR	155,433	6,167,581
SBS Broadcasting SA ADR (a)	360,181	20,746,426
The Walt Disney Co.	2,728,640	68,734,442
Viacom Inc. Class B	811,100	27,569,289

		123,217,738

Mining & Metals (2.06%)
BHP Billiton PLC	941,859	13,992,935
Newmont Mining Corporation	36,700	1,452,586
Nucor Corp.	265,600	15,001,088

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Mining & Metals (Cont.)
Rio Tinto PLC ADR	226,800	$32,466,420

		62,913,029

Oil & Gas (13.21%)
Anadarko Petroleum Corp.	105,100	9,550,437
BG Group PLC	3,199,100	28,811,047
Bill Barrett Corp. (a)	550,000	18,573,500
BP PLC ADR	626,392	42,832,685
Chevron Corp.	1,060,000	65,084,000
Devon Energy Corp.	212,204	12,895,637
Exxon Mobil Corp.	2,615,200	156,650,480
Royal Dutch Shell PLC ADR Class A	516,300	33,538,848
Tidewater Inc.	154,191	6,867,667
Western Gas Resources Inc.	608,600	29,212,800

		404,017,101

Retailers (2.70%)
Home Depot Inc.	396,400	15,982,848
McDonald’s Corp.	292,200	9,481,890
Wal-Mart Stores Inc.	1,270,500	57,121,680

		82,586,418

Telecom & Telecom Equipment (5.21%)
ADC Telecommunications Inc. (a)	257,142	5,384,554
BellSouth Corp.	485,300	12,758,537
Cisco Systems Inc. (a)	1,186,200	20,900,844
Corning Inc. (a)	1,284,600	25,640,616
Lucent Technologies Inc. Warrants (a)	25,216	20,929
Motorola Inc.	792,000	17,328,960
Nokia Corporation ADR	1,181,100	18,625,947
SBC Communications Inc.	1,497,512	36,060,089
Verizon Communications Inc.	411,000	13,443,810
Vodafone Group PLC ADR	336,900	9,180,525

		159,344,811

Utilities & Energy (0.76%)
Duke Energy Corp.	799,900	23,189,101

Total Common Stocks (cost $1,414,547,574)		3,007,024,359

Short-term Investments (1.38%)
JPMorgan Treasury Plus Money Market Fund	42,321,842	$42,321,842

Total Short-term Investments (cost $42,321,842)		42,321,842

TOTAL INVESTMENTS (99.68%) (cost $ 1,456,869,416)		3,049,346,201
OTHER ASSETS, NET OF LIABILITIES (0.32%)		9,874,590

NET ASSETS (100.00%)		$3,059,220,791

(a)	Non-income producing security.

ADR	- American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Shares	Value
Common Stocks (61.28%)
Agriculture, Foods, & Beverage (4.84%)
Archer-Daniels-Midland Co.	940,561	$21,172,028
Campbell Soup Co.	26,000	764,400
Kellogg Co.	310,000	14,052,300
PepsiCo Inc.	98,200	5,386,270
Sara Lee Corp.	58,000	1,102,000
Sysco Corp.	40,500	1,351,890
The Coca-Cola Co.	190,000	8,360,000
The Hershey Co.	34,400	2,032,696

		54,221,584

Banks (4.29%)
AmSouth Bancorporation	52,312	1,376,852
Bank of America Corp.	89,800	3,864,094
Fifth Third Bancorp	56,600	2,343,806
M&T Bank Corp.	30,400	3,241,248
Northern Trust Corp.	41,000	2,043,440
Popular Inc.	333,848	9,134,081
SunTrust Banks Inc.	54,300	3,816,204
Wells Fargo & Co.	373,800	22,285,956

		48,105,681

Building Materials & Construction (1.03%)
Vulcan Materials Co.	160,200	11,510,370

Chemicals (3.54%)
Air Products & Chemicals Inc.	230,000	12,742,000
E.I. du Pont de Nemours and Co.	108,705	4,301,457
International Flavors & Fragrances Inc.	120,000	4,332,000
Sigma-Aldrich Corp.	245,500	15,319,200
The Dow Chemical Co.	69,000	2,980,800

		39,675,457

Computer Software & Services (1.84%)
Automatic Data Processing Inc.	28,900	1,235,475
Microsoft Corp.	625,400	17,135,960
SAP AG	13,200	2,245,497

		20,616,932

Computers (2.96%)
Hewlett-Packard Co.	754,000	20,931,040
International Business Machines Corp.	152,100	12,262,302

		33,193,342

Consumer & Marketing (3.33%)
AptarGroup Inc.	45,900	2,282,607
Nestle SA ADR	101,000	7,062,657
The Gillette Co.	300,000	16,161,000
The Procter & Gamble Co.	185,200	10,274,896
Unilever NV ADR	22,857	$1,581,705

		37,362,865

Electronic/Electrical Mfg. (4.52%)
Agilent Technologies Inc. (a)	143,787	4,624,190
Applied Materials Inc.	182,000	3,332,420
Emerson Electric Co.	31,200	2,099,136
General Electric Co.	635,700	21,365,877
Intel Corp.	530,700	13,649,604
KLA-Tencor Corp.	45,100	2,289,276
Linear Technology Corp.	81,600	3,095,088
Texas Instruments Inc.	6,300	205,884

		50,661,475

Financial Services (3.19%)
Citigroup Inc.	307,000	13,437,390
MBNA Corp.	240,975	6,072,570
Wachovia Corp.	327,620	16,256,504

		35,766,464

Health Care (9.78%)
Allergan Inc.	77,400	7,124,670
Biomet Inc.	911,250	33,616,013
Eli Lilly & Co.	212,000	11,664,240
Forest Laboratories Inc. (a)	20,900	927,960
Johnson & Johnson	417,700	26,478,003
Medtronic Inc.	21,600	1,231,200
Merck & Co. Inc.	144,100	4,067,943
Pfizer Inc.	960,000	24,451,200

		109,561,229

Machinery & Manufacturing (3.40%)
3M Co.	124,600	8,865,290
Caterpillar Inc.	262,400	14,560,576
HNI Corp.	160,000	9,224,000
Illinois Tool Works Inc.	65,300	5,503,484

		38,153,350

Media & Broadcasting (3.73%)
Lee Enterprises Inc. Class A	42,000	1,822,800
Lee Enterprises Inc. Class B (b)	42,000	1,822,800
Reuters Group PLC ADR	200,433	7,953,181
The Walt Disney Co.	1,065,995	26,852,414
Viacom Inc. Class B	98,900	3,361,611

		41,812,806

Mining & Metals (2.14%)
Newmont Mining Corporation	29,200	1,155,736
Nucor Corp.	218,400	12,335,232

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)
Mining & Metals (Cont.)
Rio Tinto PLC ADR	73,250	$10,485,738

		23,976,706

Oil & Gas (7.53%)
BG Group PLC	256,800	2,312,737
Bill Barrett Corp. (a)	100,000	3,377,000
BP PLC ADR	115,786	7,917,447
Chevron Corp.	288,000	17,683,200
Devon Energy Corp.	76,170	4,628,851
Exxon Mobil Corp.	448,000	26,835,200
Royal Dutch Shell PLC ADR
Class A	216,400	14,057,344
Western Gas Resources Inc.	158,600	7,612,800

		84,424,579

Retailers (1.51%)
Home Depot Inc.	32,800	1,322,496
McDonald’s Corp.	96,700	3,137,915
Wal-Mart Stores Inc.	276,700	12,440,432

		16,900,843

Telecom & Telecom Equipment (3.32%)
ADC Telecommunications Inc. (a)	147,542	3,089,529
BellSouth Corp.	47,800	1,256,662
Cisco Systems Inc. (a)	228,800	4,031,456
Corning Inc. (a)	372,300	7,431,108
Motorola Inc.	192,000	4,200,960
Nokia Corporation ADR	144,900	2,285,073
SBC Communications Inc.	470,024	11,318,178
Verizon Communications Inc.	38,700	1,265,877
Vodafone Group PLC ADR	87,500	2,384,375

		37,263,218

Utilities & Energy (0.33%)
Duke Energy Corp.	125,900	3,649,841

Total Common Stocks (cost $ 306,565,717)		686,856,742

Corporate Bonds (17.79%)
Agriculture, Foods, & Beverage (1.52%)
Pioneer Hi-Bred International Inc.
5.750%, 01/15/2009	$3,000,000	3,140,940
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,001,691
Archer-Daniels-Midland Co.
5.870%, 11/15/2010	2,950,000	3,124,372

	Principal amount	Value
The Coca-Cola Co.
5.750%, 03/15/2011	$3,000,000	$3,192,747
HJ Heinz Co.
6.625%, 07/15/2011	3,000,000	3,328,779
Sara Lee Corp.
6.250%, 09/15/2011	2,000,000	2,142,206
Kraft Foods Inc.
6.250%, 06/01/2012	1,000,000	1,097,444

		17,028,179

Automotive (0.70%)
Toyota Motor Credit
5.650%, 01/15/2007	2,000,000	2,033,206
Ford Motor Credit Co.
5.800%, 01/12/2009	3,000,000	2,870,919
General Motors Acceptance Corp.
7.750%, 01/19/2010	3,000,000	2,997,729

		7,901,854

Banks (0.18%)
JPMorgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,016,655
Bank of America Corp.
4.500%, 08/01/2010	1,000,000	1,003,401

		2,020,056

Building Materials & Construction (0.55%)
Masco Corp.
6.750%, 03/15/2006	3,000,000	3,037,653
Vulcan Materials Co.
6.000%, 04/01/2009	3,000,000	3,173,925

		6,211,578

Chemicals (0.56%)
The Dow Chemical Co.
6.125%, 02/01/2011	3,000,000	3,233,949
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,094,899

		6,328,848

Computers (0.28%)
International Business Machines Corp.
5.375%, 02/01/2009	3,000,000	3,109,683

Consumer & Marketing (1.81%)
Hasbro Inc.
5.600%, 11/01/2005	2,000,000	2,003,154
Kimberly-Clark Corp.
7.100%, 08/01/2007	3,000,000	3,158,373

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Avery Dennison Corp.
5.900%, 12/01/2008	$5,000,000	$5,200,115
The Procter & Gamble Co.
6.875%, 09/15/2009	3,000,000	3,293,871
Unilever Capital Corp.
7.125%, 11/01/2010	3,000,000	3,373,890
Clorox Co.
6.125%, 02/01/2011	3,000,000	3,242,910

		20,272,313

Electronic/Electrical Mfg. (0.28%)
Emerson Electric Co.
5.850%, 03/15/2009	3,000,000	3,150,480

Financial Services (1.15%)
Household Finance Corp.
7.200%, 07/15/2006	3,000,000	3,070,329
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,012,651
General Electric Capital Corp.
7.375%, 01/19/2010	2,000,000	2,236,472
BellSouth Capital Funding Corp.
7.750%, 02/15/2010	3,000,000	3,387,945
Citigroup Inc.
4.625%, 08/03/2010	1,000,000	1,008,383
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,166,192

		12,881,972

Health Care (1.85%)
Abbott Laboratories
5.625%, 07/01/2006	3,000,000	3,035,586
3.500%, 02/17/2009	1,000,000	976,629
Johnson & Johnson
6.625%, 09/01/2009	3,000,000	3,265,593
Becton Dickinson & Co.
7.150%, 10/01/2009	3,000,000	3,313,605
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,002,561
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,185,602
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	1,954,260
Schering-Plough Corp.
5.550%, 12/01/2013	1,000,000	1,054,832
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,005,561
GlaxoSmithKline
4.375%, 04/15/2014	3,000,000	2,962,824

		20,757,053

Machinery & Manufacturing (1.75%)
United Technologies Corp.
7.000%, 09/15/2006	$3,000,000	$3,084,810
Illinois Tool Works Inc.
5.750%, 03/01/2009	3,000,000	3,148,341
Caterpillar Inc.
7.250%, 09/15/2009	3,000,000	3,309,876
Honeywell International Inc.
7.500%, 03/01/2010	3,000,000	3,386,571
Deere & Co.
7.850%, 05/15/2010	3,000,000	3,438,258
Dover Corp.
6.500%, 02/15/2011	2,000,000	2,195,772
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,006,904

		19,570,532

Media & Broadcasting (0.93%)
The Walt Disney Co.
5.500%, 12/29/2006	2,000,000	2,032,628
Gannett Co.
5.500%, 04/01/2007	1,000,000	1,019,843
The Washington Post Co.
5.500%, 02/15/2009	3,000,000	3,107,682
New York Times Co.
4.500%, 03/15/2010	500,000	502,185
Knight-Ridder Inc.
7.125%, 06/01/2011	3,000,000	3,310,668
New York Times Co.
5.000%, 03/15/2015	500,000	508,331

		10,481,337

Mining & Metals (0.49%)
Alcan Inc.
6.450%, 03/15/2011	2,000,000	2,172,990
Alcoa Inc.
6.500%, 06/01/2011	3,000,000	3,307,683

		5,480,673

Oil & Gas (0.28%)
Texaco Capital
5.500%, 01/15/2009	3,000,000	3,144,948

Pharmaceuticals (0.19%)
AstraZeneca PLC SP
5.400%, 06/01/2014	2,000,000	2,132,116

Retailers (1.05%)
Albertson’s Inc.
6.950%, 08/01/2009	3,000,000	3,212,760
Wal-Mart Stores Inc.
6.875%, 08/10/2009	3,000,000	3,274,713

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Principal Amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Home Depot Inc.
4.625%, 08/15/2010	$2,000,000	$2,025,926
McDonald's Corp.
6.000%, 04/15/2011	3,000,000	3,233,385

		11,746,784

Telecom & Telecom Equipment (1.72%)
US West Communications
5.625%, 11/15/2008	5,000,000	4,937,500
Motorola Inc.
7.625%, 11/15/2010	3,000,000	3,464,883
Verizon New Jersey Inc.
5.875%, 01/17/2012	3,000,000	3,165,270
SBC Communications Inc.
5.875%, 02/01/2012	3,000,000	3,198,438
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,194,838
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,273,430

		19,234,359

Utilities & Energy (2.50%)
Virginia Electric & Power
5.375%, 02/01/2007	3,000,000	3,043,971
PPL Electric Utilities
5.875%, 08/15/2007	2,000,000	2,056,740
Northern Illinois Gas
5.875%, 08/15/2008	3,000,000	3,127,005
Duke Energy Corp.
7.375%, 03/01/2010	3,000,000	3,338,595
IES Utilities
6.750%, 03/15/2011	2,000,000	2,190,928
Florida Power Corp.
6.650%, 07/15/2011	3,000,000	3,317,820
Wisconsin Public Service
6.125%, 08/01/2011	3,000,000	3,251,073
Pacificorp
6.900%, 11/15/2011	2,000,000	2,254,754
Tampa Electric Co.
6.875%, 06/15/2012	3,000,000	3,371,430
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,056,378

		28,008,694

Total Corporate Bonds (cost $187,487,780)		199,461,459

	Shares or principal amount	Value
Government Agency Securities (0.94%)
Federal National Mortgage Association
6.000%, 05/15/2008	$10,000,000	$10,491,630

Total Government Agency Securities (cost $9,822,576)		10,491,630

U.S. Treasury Obligations (15.52%)
U.S. Treasury Bonds
9.375%, 02/15/2006	11,500,000	11,823,886
U.S. Treasury Notes
5.875%, 11/15/2005	6,000,000	6,027,888
6.125%, 08/15/2007	15,000,000	15,646,290
3.000%, 11/15/2007	20,000,000	19,653,120
5.500%, 02/15/2008	4,000,000	4,157,812
3.125%, 10/15/2008	15,000,000	14,685,930
5.750%, 08/15/2010	5,000,000	5,421,290
5.000%, 08/15/2011	5,000,000	5,291,210
4.875%, 02/15/2012	10,000,000	10,533,590
4.375%, 08/15/2012	10,000,000	10,293,750
3.875%, 02/15/2013	10,000,000	9,953,520
3.625%, 05/15/2013	10,000,000	9,788,670
4.250%, 08/15/2013	10,000,000	10,184,380
4.250%, 11/15/2013	10,000,000	10,177,340
4.000%, 02/15/2014	10,000,000	9,995,700
4.250%, 11/15/2014	20,000,000	20,329,680

Total U.S. Treasury Obligations (cost $173,242,979)		173,964,056

Short-term Investments (3.84%)
New Center Asset Trust,
3.560%, 09/01/2005	30,000,000	30,000,000
JPMorgan Treasury Plus Money Market Fund	13,026,679	13,026,679

Total Short-term Investments (cost $43,026,679)		43,026,679

TOTAL INVESTMENTS (99.37%) (cost $720,145,731)		1,113,800,566
OTHER ASSETS, NET OF LIABILITIES (0.63%)		7,053,885

		$1,120,854,451

NET ASSETS (100.00%)

(a)	Non-income producing security.

(b)	Illiquid and fair valued due to sales restrictions on Class B shares. At August 31, 2005, the fair value of this security amounted to $1,822,800 or 0.16% of net assets.

ADR	- American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Shares or Principal amount	Value
U.S. Treasury Obligations (95.11%)
U.S. Treasury Notes
5.750%, 11/15/2005	$11,000,000	$11,047,696
5.625%, 02/15/2006	8,000,000	8,068,752
4.625%, 05/15/2006	7,000,000	7,041,566
6.500%, 10/15/2006	4,000,000	4,117,032
3.500%, 11/15/2006	11,000,000	10,960,895
6.250%, 02/15/2007	4,000,000	4,138,908
6.625%, 05/15/2007	3,000,000	3,138,867
4.375%, 05/15/2007	5,000,000	5,045,705
3.250%, 08/15/2007	10,000,000	9,891,020
6.125%, 08/15/2007	9,000,000	9,387,774
5.500%, 02/15/2008	15,000,000	15,591,795
5.625%, 05/15/2008	5,000,000	5,228,125
3.250%, 08/15/2008	5,000,000	4,919,140
4.750%, 11/15/2008	10,000,000	10,270,700
3.000%, 02/15/2009	5,000,000	4,863,670
3.125%, 04/15/2009	8,000,000	7,805,312
5.500%, 05/15/2009	10,000,000	10,576,950
6.000%, 08/15/2009	11,000,000	11,858,946
6.500%, 02/15/2010	15,000,000	16,598,430
4.000%, 04/15/2010	10,000,000	10,055,080
5.750%, 08/15/2010	10,000,000	10,842,580

Total U.S. Treasury Obligations (cost $182,374,009)		181,448,943

Short-term Investments (4.27%)
New Center Asset Trust,
3.560%, 09/01/2005	5,000,000	5,000,000
JPMorgan Treasury Plus Money Market Fund	3,154,681	3,154,681

Total Short-term Investments (cost $8,154,681)		8,154,681

TOTAL INVESTMENTS (99.38%) (cost $190,528,690)		189,603,624
OTHER ASSETS, NET OF LIABILITIES (0.62%)		1,183,376

NET ASSETS (100.00%)		$190,787,000

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody's or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (97.21%)
Alabama (1.57%)
City of Birmingham, Alabama, General Obligation Refunding Bonds, Series 2002A	5.500%	04/01/2013	Aaa	$2,000,000	$2,252,900
Limestone County Board of Education, Alabama, Capital Outlay Tax Anticipation Warrants, Series 1998	4.900%	07/01/2015	Aaa	2,465,000	2,589,877
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aaa	2,000,000	2,195,620

					7,038,397

Alaska (1.29%)
Municipality of Anchorage, Alaska, 2000 General Obligation General Purpose Bonds, Series A (Prerefunded to 09-01-2010 @ 100) (a)	5.625%	09/01/2013	Aaa	1,500,000	1,656,945
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	Aaa	2,000,000	2,446,880
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999 Series A (Prerefunded to 03-01-2009 @ 100) (a)	5.000%	03/01/2015	Aaa	1,565,000	1,663,595

					5,767,420

Arizona (2.92%)
City of Phoenix, Arizona, General Obligation Refunding Bonds, Series 1993 A	5.300%	07/01/2006	Aa1	2,340,000	2,386,402
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.100%	07/01/2008	A1	1,000,000	1,100,590
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2009	A1	1,200,000	1,351,140
Maricopa County, Arizona, Unified School District No. 69, Paradise Valley School Improvement Bonds, Series 1994A	7.000%	07/01/2010	A1	2,500,000	2,896,800
Mesa Unified School District No. 4 of Maricopa County, Arizona, School Improvement Bonds, Project of 1995, Series D (1997) (Prerefunded to 07-01-2007 @ 100) (a)	4.750%	07/01/2010	Aaa	4,250,000	4,389,740
Salt River Project Arizona Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	Aa2	900,000	982,818

					13,107,490

Arkansas (2.96%)
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2013	Aa2	5,000,000	5,459,450
State of Arkansas, Federal Highway Grant Anticipation and Tax Revenue Bonds, General Obligation, Series 2002	5.000%	08/01/2014	Aa2	2,000,000	2,176,100
Bentonville School District No. 6, Benton County, Arkansas Construction Bonds	4.000%	06/01/2015	A1	960,000	969,446
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.250%	06/01/2015	A1	1,020,000	1,036,861
Van Buren Arkansas, School District No. 42, Refunded and Construction	4.500%	04/01/2017	Aaa	1,295,000	1,324,526
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.375%	06/01/2017	A1	1,110,000	1,126,561
Bentonville School District No. 6, Benton County, Arkansas, Construction Bonds, Series B	4.500%	06/01/2018	A1	1,155,000	1,173,191

					13,266,135

California (7.72%)
State of California, Various Purpose, General Obligation Bonds	6.000%	10/01/2006	A2	2,000,000	2,065,200

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Escrowed to Maturity) (a)	5.000%	12/01/2007	AA	$2,830,000	$2,924,720
Sacramento County, California, Sanitary District Financing Authority Revenue Bonds, 1995 (Prerefunded to 12-01-2005 @ 102) (a)	5.000%	12/01/2008	AA	1,500,000	1,550,205
State of California, Various Purpose, General Obligation Bonds	5.000%	02/01/2014	A2	3,600,000	3,894,372
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project)	5.000%	07/01/2015	Aaa	1,000,000	1,095,340
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	Aaa	1,515,000	1,684,983
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A2	3,000,000	3,337,950
Los Angeles Unified School District, County of Los Angeles, California, General Obligation Bonds, Series A 2003	5.375%	07/01/2016	Aaa	3,905,000	4,410,424
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A2	3,250,000	3,507,075
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003	5.000%	05/01/2017	Aaa	1,355,000	1,473,292
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	Aa3	5,000,000	5,356,200
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	Aaa	1,560,000	1,700,041
State of California, General Obligation Bonds (Prerefunded to 12-01-2010 @ 100) (a)	5.000%	12/01/2017	A2	1,200,000	1,305,732
State of California, General Obligation Bonds	5.000%	12/01/2017	A2	300,000	321,492

					34,627,026

Colorado (5.65%)
Arapahoe County School District No. 6, Colorado, Littleton Public Schools General Obligation Improvement Bonds, Series 1995A (Prerefunded to 12-01-2006 @ 102) (a)	5.000%	12/01/2007	Aa2	2,000,000	2,092,400
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 1999 (Escrowed to maturity)	5.500%	12/15/2009	Aa2	2,000,000	2,184,000
Mesa County Valley School District No. 51, County of Mesa, State of Colorado, General Obligation Bonds, Series 1996 (Prerefunded to 12-01-2006 @ 101) (a)	5.300%	12/01/2010	Aaa	2,540,000	2,642,007
St. Vrain School District # R3-1J, Colorado, General Obligation, Series 1997 (Prerefunded to 12-15-2007 @ 101) (a)	5.000%	12/15/2012	Aaa	3,135,000	3,306,735
City of Boulder, Colorado, Open Space Acquisition Refunding Bonds, Series 1999	5.000%	08/15/2013	Aa1	1,855,000	1,973,442
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A	5.250%	12/15/2013	Aaa	1,750,000	1,927,205
School District Number 12 Adams County, Colorado, (Adams 12 Five Star Schools), General Obligation Bonds, Series 2001A (Prerefunded to 12-15-2011 @ 100) (a)	5.250%	12/15/2013	Aaa	1,250,000	1,387,825
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2014	Aaa	1,135,000	1,263,811
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2014	Aaa	1,365,000	1,500,927
El Paso County, Colorado, School District Number 2, Harrison, (El Paso County, Colorado) General Obligation Bonds, Series 2001	5.500%	12/01/2015	Aaa	1,170,000	1,300,010
Weld County School District 6, Weld County, Colorado, General Obligation Bonds, Series 2002	5.250%	12/01/2016	Aaa	1,530,000	1,669,796

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Colorado (Cont.)
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	Aaa	$1,905,000	$2,011,337
Boulder Valley School District No. RE-2, Boulder and Gilpin Counties, Colorado, General Obligation Bonds, Series 1999	4.750%	12/01/2018	Aa3	2,000,000	2,098,340

					25,357,835

Connecticut (1.90%)
State of Connecticut, General Obligation Bonds (Prerefunded to 11-15-2011 @ 100) (a)	5.125%	11/15/2016	Aa3	5,000,000	5,466,000
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2017	Aaa	390,000	427,264
Clinton, Connecticut, General Obligation Unlimited (Prerefunded to 01-15-2012 @ 100) (a)	5.000%	01/15/2018	Aaa	600,000	657,330
The University of Connecticut, General Obligation Bonds, Series A 2004	5.000%	01/15/2018	Aaa	600,000	655,614
Town of New Canaan Connecticut, General Obligation Bonds, Issue of 2004 (Prerefunded to 06-15-2009 @ 100) (a)	4.750%	06/15/2018	Aaa	1,250,000	1,323,800

					8,530,008

Florida (1.22%)
State of Florida, State Board of Education, Public Education Capital Outlay, Refunding Bonds, 1999 Series B	5.500%	06/01/2016	Aa1	4,910,000	5,453,586

Georgia (5.13%)
State of Georgia, General Obligation Bonds, Series 1996C	6.250%	08/01/2009	Aaa	3,590,000	4,006,763
State of Georgia, General Obligation Bonds, Series 1995C	5.700%	07/01/2011	Aaa	2,000,000	2,257,800
Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998 (Prerefunded to 08-01-2008 @ 102) (a)	5.000%	08/01/2011	Aaa	4,000,000	4,297,560
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	3,000,000	3,424,110
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,516,840
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (a)	5.125%	05/01/2014	Aaa	5,000,000	5,534,550

					23,037,623

Hawaii (1.71%)
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2006 @ 102) (a)	5.400%	09/01/2009	Aaa	1,775,000	1,854,644
City and County of Honolulu, Hawaii, General Obligation Bonds, 1996 Series A (Prerefunded to 09-01-2008 @ 100) (a)	5.400%	09/01/2009	Aaa	2,225,000	2,378,392
State of Hawaii, General Obligation Bonds of 1992, Series BW (Escrowed to maturity) (a)	6.375%	03/01/2011	AA-	55,000	63,663
State of Hawaii, General Obligation Bonds of 1992, Series BW	6.375%	03/01/2011	AA-	2,945,000	3,394,436

					7,691,135

Idaho (0.40%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.750%	08/15/2018	A	1,690,000	1,806,306

Illinois (6.02%)
State of Illinois, General Obligation Bonds, Series of September 1996 (Prerefunded to 09-01-2006 @ 102) (a)	5.450%	09/01/2009	Aaa	4,000,000	4,181,400

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Forest Preserve District of Kane County, Kane County, Illinois, General Obligation Bonds, Series 1999 (Prerefunded to 12-30-2009 @ 100) (a)	5.000%	12/30/2011	Aa3	2,500,000	2,687,275
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aa1	$3,750,000	$4,297,912
Lake County Forest Preserve District, Lake County, Illinois, General Obligation Land Acquisition and Development Bonds, Series 2000	5.000%	12/15/2012	Aaa	2,000,000	2,147,240
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	Aaa	2,000,000	2,247,420
DuPage County Forest Preserve District, Illinois, General Obligation, Series 1997 (Prerefunded to 10-01-2008 @ 100) (a)	4.900%	10/01/2013	Aaa	3,785,000	3,986,324
Community Unit School District Number 200, DuPage County, Illinois (Wheaton-Warrenville), General Obligation School Building Bonds, Series 1999 (Prerefunded to 02-01-2009 @ 100) (a)	5.050%	02/01/2015	Aaa	2,195,000	2,337,280
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2015	Aaa	1,045,000	1,142,049
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C	5.000%	10/01/2016	Aaa	1,100,000	1,196,547
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aaa	1,000,000	1,013,770
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	Aaa	1,650,000	1,787,924

					27,025,141

Indiana (2.06%)
Southwest Allen, Indiana, High School Building Corp., 1st Mortgage Refunding Bonds, Series 1996B	4.850%	07/15/2006	Aaa	2,125,000	2,158,171
Eagle-Union Community Schools Building Corporation, Boone County, Indiana, 1st Mortgage Refunding Bonds, Series 1999	4.875%	07/05/2015	Aaa	2,325,000	2,431,811
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	Aaa	2,635,000	2,856,920
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	Aaa	1,665,000	1,810,787

					9,257,689

Iowa (0.99%)
Polk County, Iowa, Essential County Purpose General Obligation Bonds, Series 2001	5.000%	06/01/2014	Aaa	3,325,000	3,513,594
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	921,884

					4,435,478

Kansas (2.33%)
Unified School District No. 383, Riley County, Kansas, (Manhattan-Ogden) General Obligation Refunding Bonds, Series 2001	5.000%	11/01/2014	Aaa	2,790,000	3,005,332
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,314,520
Unified School District No. 233, Johnson County, Kansas, (Olathe) General Obligation School Bonds, Series 2003B	4.500%	09/01/2016	Aaa	1,000,000	1,030,810
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 1999	4.000%	10/01/2017	Aaa	1,300,000	1,308,190
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aaa	670,000	727,352
Unified School District No. 263, Sedgewick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	Aaa	1,000,000	1,085,870

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Unified School District No. 265, Sedwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aaa	$910,000	$998,243

					10,470,317

Kentucky (1.46%)
Louisville and Jefferson County Metropolitan Sewer District (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 1999A	5.500%	05/15/2009	Aaa	2,720,000	2,943,965
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.600%	12/01/2013	Aa2	1,665,000	1,758,989
Jefferson County, Kentucky, General Obligation Refunding Bonds, Series 1998A	4.700%	12/01/2014	Aa2	1,745,000	1,845,774

					6,548,728

Louisiana (2.15%)
State of Louisiana, General Obligation Bonds, Series 1997 A (Prerefunded to 04-15-2007 @ 102) (a)	5.375%	04/15/2011	Aaa	5,000,000	5,293,300
State of Louisiana, General Obligation Bonds, Series 2003 A	5.000%	05/01/2018	Aaa	4,000,000	4,340,840

					9,634,140

Maryland (2.22%)
Montgomery County, Maryland, General Obligation Consolidated Public Improvement, 1998 Series A (Prerefunded to 05-01-2008 @ 101) (a)	4.875%	05/01/2013	Aaa	3,410,000	3,608,632
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	497,777
Baltimore County Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,150,947
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	2,500,000	2,524,750
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,200,520

					9,982,626

Massachusetts (1.55%)
Massachusetts Bay Transportation Authority, General Transportation System Bonds, Series C	5.500%	03/01/2013	Aaa	125,000	141,515
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa3	1,135,000	1,239,227
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (a)	5.250%	08/01/2017	Aa2	5,000,000	5,588,400

					6,969,142

Michigan (3.07%)
State of Michigan, General Obligation Bonds, Clean Michigan Initiative Program, Series 1999A	5.500%	11/01/2009	Aa2	3,140,000	3,426,274
Lake Orion Community School District, County of Oakland, State of Michigan, 2000 School Building and Site Bonds, (General Obligation - Unlimited Tax), Series A (Prerefunded to 05-01-2010 @ 100) (a)	5.550%	05/01/2011	Aaa	2,500,000	2,747,450
Northville Public Schools, Michigan, 1997 General Obligation School Building & Site & Refunding (Prerefunded to 05-01-2007 @ 100) (a)	5.100%	05/01/2011	Aaa	3,800,000	3,937,560
Clarkston Community Schools, County of Oakland, State of Michigan, 1998 Refunding Bonds (General Obligation-Unlimited Tax)	4.850%	05/01/2012	Aaa	1,500,000	1,556,985

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Michigan (Cont.)
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.850%	05/01/2015	Aaa	$1,000,000	$1,050,070
Avondale School District, Oakland County, Michigan, 1999 Refunding Bonds (Unlimited Tax General Obligation)	4.900%	05/01/2016	Aaa	1,000,000	1,049,320

					13,767,659

Minnesota (1.08%)
Wayzata Independent School District #284, Minnesota, General Obligation School Building Refunding, Series 1998A	5.000%	02/01/2012	Aa2	3,000,000	3,166,740
Anoka Hennepin Independent School District 11, Coon Rapids, Minnesota, General Obligation, Alternative Facility Bonds, Series 2004A	4.000%	02/01/2017	Aaa	1,665,000	1,684,664

					4,851,404

Mississippi (1.63%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa3	2,000,000	2,272,100
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa3	2,000,000	2,315,400
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aaa	1,685,000	1,686,146
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	Aaa	1,000,000	1,045,860

					7,319,506

Missouri (1.06%)
The School District of St. Joseph, (St. Joseph, Missouri), General Obligation School Building Bonds, Series 2000, (Missouri Direct Deposit Program) (Prefunded to 03-01-2010 @ 101) (a)	5.450%	03/01/2011	AA+	1,375,000	1,505,666
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2001	5.125%	02/01/2016	Aaa	3,000,000	3,273,780

					4,779,446

Montana (0.12%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	Aa3	490,000	523,384

Nebraska (2.83%)
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 1992 Series B (Escrowed to maturity) (a)	6.150%	02/01/2012	Aa2	6,000,000	6,726,480
Omaha Public Power District, Nebraska, Electric System Revenue Bonds, 2002, Series B	5.000%	02/01/2013	Aa2	2,500,000	2,732,050
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	Aaa	3,000,000	3,235,080

					12,693,610

New Hampshire (0.76%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	Aa2	515,000	554,016
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003	5.000%	12/01/2017	Aa2	2,620,000	2,856,377

					3,410,393

New Jersey (2.06%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,884,240

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Jersey (Cont.)
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aaa	$1,350,000	$1,354,954

					9,239,194

New York (1.20%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa2	2,000,000	2,158,160
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aaa	1,000,000	1,017,790
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B (b)	5.000%	04/01/2019	Aaa	2,000,000	2,197,440

					5,373,390

North Carolina (0.93%)
County of Wake, North Carolina, General Obligation School Bonds, Series 1997 (Prerefunded to 03-01-2007 @ 101) (a)	4.900%	03/01/2009	Aaa	4,000,000	4,157,440

North Dakota (0.76%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,085,856
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,330,742

					3,416,598

Ohio (5.30%)
Hilliard City School District, Ohio, General Obligation (Unlimited Tax) School Improvement Bonds, Series 2000	5.300%	12/01/2010	Aa2	2,000,000	2,192,820
State of Ohio, Higher Education Capital Facilities, General Obligation Bonds, Series 2000A	5.250%	02/01/2011	Aa1	2,000,000	2,173,060
State of Ohio, Full Faith & Credit General Obligation Infrastructure Improvement Bonds, Series 1997 (Prerefunded to 08-01-2007 @ 101) (a)	5.350%	08/01/2012	Aa1	5,000,000	5,269,500
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	2,780,000	3,044,322
Mason City School District, Counties of Warren and Butler, Ohio, School Improvement Unlimited Tax General Obligation Bonds, Series 2001	5.000%	12/01/2013	Aa2	2,000,000	2,160,840
Delaware County, Ohio, General Obligation, Limited Tax, Sewer District Improvement Bonds, Series 1999	4.900%	12/01/2015	Aaa	1,970,000	2,084,221
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2003	5.000%	12/01/2016	Aa2	1,140,000	1,225,660
Ohio State University (A State University of Ohio) General Receipts Bonds, Series 2002 A	5.250%	12/01/2016	Aa2	5,095,000	5,612,448

					23,762,871

Oklahoma (0.40%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999	5.250%	12/01/2009	Aa2	1,680,000	1,816,030

Oregon (4.69%)
Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997 Series A	5.000%	06/01/2011	Aaa	4,000,000	4,128,680
Washington and Clackamas Counties School District #23J (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995 (Prerefunded to 06-01-2006 @ 100) (a)	5.550%	06/01/2011	Aa3	2,000,000	2,041,320

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
Deschutes County, Oregon, Administrative School District Number 1 (Bend-La Pine) General Obligation Bonds, Series 2001A (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	$3,500,000	$3,909,465
Gresham-Barlow School District 10, Multnomah and Clackamas Counties, Oregon, General Obligation Bonds, Series 2001 (Prerefunded to 06-15-2011 @ 100) (a)	5.500%	06/15/2014	Aaa	1,980,000	2,211,640
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (a)	5.250%	06/15/2015	Aaa	3,640,000	4,055,906
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aaa	2,135,000	2,375,636
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aaa	500,000	534,620
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aaa	1,625,000	1,768,000

					21,025,267

Pennsylvania (1.77%)
Commonwealth of Pennsylvania, General Obligation Bonds, First Series of 2001	5.000%	01/15/2013	Aa2	2,000,000	2,170,120
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	Aaa	1,070,000	1,133,077
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	Aaa	1,110,000	1,172,893
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	Aaa	1,030,000	1,131,434
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	Aaa	1,160,000	1,241,745
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	Aaa	1,000,000	1,092,800

					7,942,069

South Carolina (1.73%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 1999	5.500%	02/01/2010	Aa2	2,675,000	2,928,001
School District Number 1 of Richland County, South Carolina, General Obligation Bonds, Series 1999	5.500%	03/01/2010	AA	1,800,000	1,975,662
South Carolina Transportation, Infrastructure Revenue Series A	4.500%	10/01/2014	Aaa	2,750,000	2,852,355

					7,756,018

South Dakota (1.10%)
South Dakota, Housing Development Authority Homeownership Mortgage Bonds, 2001 Series D and 2001 Series E	5.000%	05/01/2014	Aa1	4,680,000	4,922,330

Tennessee (3.22%)
Nashville & Davidson County, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 1996	5.250%	01/01/2008	Aaa	4,500,000	4,722,975
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2012	Aa1	2,335,000	2,557,922
Nashville & Davidson County, Tennessee, General Obligation Multi-Purpose Refunding Bonds, Series 2002	5.000%	11/15/2013	Aa2	3,870,000	4,177,433

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Principal amount	Value
Long-term Municipal Bonds (Cont.)

Tennessee (Cont.)
Williamson County Tennessee, General Obligation Bonds Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aa1	$2,705,000	$2,998,574

					14,456,904

Texas (4.06%)
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas) School Building Unlimited Tax Bonds, Series 1996 (Prerefunded to 2-15-2006 @ 100) (a)	5.200%	02/15/2008	Aaa	2,355,000	2,380,717
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.375%	02/15/2008	Aaa	1,000,000	1,053,800
State of Texas, Public Finance Authority, General Obligation Refunding Bonds, Series 1996B (Prerefunded to 10-01-2006 @ 100) (a)	5.400%	10/01/2008	Aa1	3,000,000	3,082,500
Carrollton-Farmers Branch Independent School District (Dallas County, Texas) School Building Unlimited Tax Bonds, Series 1999	5.500%	02/15/2009	Aaa	2,455,000	2,640,893
Fort Worth Independent School District (Tarrant County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.500%	02/15/2010	Aaa	3,000,000	3,277,020
City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds, New Series 2000A (Prerefunded to 2-1-2010 @ 100) (a)	5.750%	02/01/2012	Aa1	2,000,000	2,208,700
McKinney Independent School District (Collin County, Texas), School Building Unlimited Tax Bonds, Series 2000	5.125%	02/15/2012	Aaa	2,115,000	2,274,111
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999 (Prerefunded to 8-1-2009 @100) (a)	4.750%	08/01/2015	Aaa	500,000	530,470
Round Rock Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School Building and Refunding Bonds, Series 1999	4.750%	08/01/2015	Aaa	750,000	781,395

					18,229,606

Utah (0.93%)
Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995 (Prerefunded to 12-15-2005 @ 100) (a)	5.000%	12/15/2007	Aaa	2,780,000	2,797,987
City of Provo, Utah County, Utah, General Obligation Library Bonds, Series 1999	5.250%	03/01/2009	Aaa	1,300,000	1,389,453

					4,187,440

Virginia (0.81%)
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2001A	5.000%	08/01/2014	Aa1	2,000,000	2,185,040
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 1999A (Prerefunded 8-01-2009 @ 101) (a)	5.000%	08/01/2016	Aaa	1,350,000	1,456,569

					3,641,609

Washington (3.49%)
Lakewood School District No. 306, Snohomish County, Washington, Unlimited Tax General Obligation Bonds, 2000	5.550%	12/01/2010	Aa1	2,035,000	2,252,379
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to maturity) (a)	5.750%	10/01/2012	AA	65,000	71,670
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	AA	4,435,000	4,876,859
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.600%	06/01/2013	Aaa	1,000,000	1,028,150
Seattle, Washington, Water System Revenue 1998	5.000%	10/01/2013	Aa2	2,495,000	2,676,611

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

August 31, 2005

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P)(c)	Shares or principal amount	Value
Long-term Municipal Bonds (Cont.)

Washington (Cont.)
City of Vancouver, Washington, Water and Sewer Revenue Refunding Bonds, 1998	4.650%	06/01/2014	Aaa	$2,055,000	$2,110,094
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aaa	705,000	763,268
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aaa	1,000,000	1,086,190
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aaa	740,000	796,825

					15,662,046

West Virginia (0.60%)
State of West Virginia, State Road General Obligation Bonds, Series 1998 (Prerefunded to 06-01-2008 @ 101) (a)	5.000%	06/01/2013	Aaa	2,540,000	2,696,464

Wisconsin (2.36%)
State of Wisconsin, General Obligation Refunding Bonds of 1993, Series 2	5.125%	11/01/2010	Aa3	2,500,000	2,709,525
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2012	Aaa	2,180,000	2,272,258
Dane County, Wisconsin, General Obligation Refunding Bonds, Series 1998B	4.800%	03/01/2013	Aaa	2,220,000	2,309,621
City of Appleton, Outagamie, Winnebago, and Calumet Counties, Wisconsin, Water System Revenue Refunding Bonds, Series 2001	5.375%	01/01/2016	Aaa	2,985,000	3,283,709

					10,575,113

Total Long-term Municipal Bonds (d) (cost $413,711,994)					436,212,013

Short-term Investments (2.86%)
JPMorgan Tax Free Money Market Fund				12,842,247	12,842,247

Total Short-term Investments (cost $12,842,247)					12,842,247

TOTAL INVESTMENTS (100.07%) (cost $426,554,241)					449,054,260
LIABILITIES, NET OF OTHER ASSETS (-0.07%)					(320,792)

NET ASSETS (100.00%)					$448,733,468

(a)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.

(b)	Security purchased on a “when-issued” basis.

(c)	Ratings represent the lower of Moody’s or S&P’s ratings.

(d)	Long-term Municipal Bonds consisted of 29.02% Advanced Refund Bonds, 49.88% General Obligation Bonds and 21.10% Municipal Revenue Bonds.

See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short-term and intermediate-term maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”) in the United States.

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on the respective exchanges where the security is primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Short sales are valued at the net proceeds from the sales transaction.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are valued pursuant to procedures established by the Trust’s Board of Trustees. These procedures require State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, to obtain at least one daily bid price quotation from a broker or dealer in the securities. If SFIMC cannot obtain a daily bid price quotation for the security or if SFIMC believes the bid price quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. In fair valuing a security, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in fair valuing securities include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At August 31, 2005, there was a commitment of $2,159,140, representing 0.48% of net assets, for such security included in the Municipal Bond Fund’s portfolio.

Federal income taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund intends to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of August 31, 2005, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Growth Fund	Balanced Fund
Cost of Investments for Federal Tax Purposes	$1,456,869,416	720,958,290
Gross Unrealized Appreciation	1,663,020,925	405,560,632
Gross Unrealized (Depreciation)	(70,544,140)	(12,718,356)
Net Unrealized Appreciation (Depreciation)	1,592,476,785	392,842,276

	Interim Fund	Municipal Bond Fund
Cost of Investments for Federal Tax Purposes	$190,635,660	426,554,241
Gross Unrealized Appreciation	546,606	22,527,597
Gross Unrealized (Depreciation)	(1,578,642)	(27,578)
Net Unrealized Appreciation (Depreciation)	(1,032,036)	22,500,019

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at period end. Purchases and sales of investment securities are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 10/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date 10/5/2005

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date 10/5/2005